Deferred Income Tax Assets and Liabilities (Details) - Schedule of income tax expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Expenses Abstract
Current	S/ (93,286)	S/ (71,385)	S/ (25,779)
Deferred	7,694	445	(2,225)
Income tax expense	S/ (85,592)	S/ (70,940)	S/ (28,004)